Earnings per share	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Earnings per share

5. Earnings Per Share.

Basic earnings per common share are based on the weighted average number of common shares outstanding during the periods. Diluted earnings per common share are based on the weighted average number of common shares and potential dilution of securities that could share in earnings. The differences between basic and diluted shares used for the calculation are the effect of employee and director stock options.

The following details the computations of the basic and diluted earnings per common share. (dollars and shares in thousands, except per share amounts.)

	Years Ended September 30
	2018	2017	2016
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,318	3,299	3,283

Common shares issuable under share
based payment plans which are
potentially dilutive	2	3	2

Common shares used for diluted
earnings per common share	3,320	3,302	3,285

Net income	$5,119	1,829	5,705
Earnings per common share
Basic	$1.54	.55	1.74
Diluted	$1.54	.55	1.74

For 2018 and 2017, 147,909 and 121,449 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.